Fair Value of Financial Instruments - Continuity Schedule of Contingent Consideration Payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 656,695
Ending balance	567,031	$ 656,695
Contingent consideration payable | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	19,054	28,137
Additions	100	138
Unrealized gain (loss) from changes in fair value	30	(2,357)
Payments	(18,810)	(6,864)
Ending balance	374	19,054
Contingent consideration payable | Level 3 | CanvasRx
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	1,985
Additions	0	0
Unrealized gain (loss) from changes in fair value	0	8
Payments	0	(1,993)
Ending balance	0	0
Contingent consideration payable | Level 3 | H2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	1,231
Additions	0	0
Unrealized gain (loss) from changes in fair value	0	(49)
Payments	0	(1,182)
Ending balance	0	0
Contingent consideration payable | Level 3 | Whistler
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	18,766	24,771
Additions	0	0
Unrealized gain (loss) from changes in fair value	44	(2,316)
Payments	(18,810)	(3,689)
Ending balance	0	18,766
Contingent consideration payable | Level 3 | Reliva, LLC (“Reliva”)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	138	0
Additions	0	138
Unrealized gain (loss) from changes in fair value	(14)	0
Payments	0	0
Ending balance	124	138
Contingent consideration payable | Level 3 | Immaterial transactions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	150	150
Additions	100	0
Unrealized gain (loss) from changes in fair value	0	0
Payments	0	0
Ending balance	$ 250	$ 150